Financial Data for Continuing Operations for Corporations Reportable Business Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 3,818,749	$ 3,539,570	$ 2,957,951
Net sales	3,576,767	3,268,116	2,679,095
Gross profit (loss)	908,966	721,767	522,360
Selling, general and administrative expenses	248,005	218,234	169,245
Earnings (Loss) from operations	667,321	479,416	314,873
Assets employed	7,300,905	6,957,611	7,214,517
Depreciation, depletion and amortization	285,253	263,587	222,746
Total property additions	540,771	364,116	1,846,421
Property additions through acquisitions	133,636	40,350	1,602,860
Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	3,308,341	2,905,744	2,479,490
Net sales	3,096,785	2,673,004	2,233,433
Gross profit (loss)	707,483	545,729	383,214
Selling, general and administrative expenses	141,878	137,712	120,152
Earnings (Loss) from operations	575,992	428,954	320,097
Assets employed	4,983,194	4,509,579	4,339,277
Depreciation, depletion and amortization	214,704	187,284	169,532
Total property additions	492,764	325,040	853,421
Property additions through acquisitions	133,636	40,350	632,560
Operating Segments | Mid-America Group | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	1,017,098	926,251	848,855
Net sales	945,123	851,854	770,568
Gross profit (loss)	305,794	256,586	216,883
Selling, general and administrative expenses	53,022	52,606	52,217
Earnings (Loss) from operations	257,347	206,820	172,208
Assets employed	1,406,526	1,304,574	1,290,833
Depreciation, depletion and amortization	64,295	61,693	63,294
Total property additions	152,014	77,640	76,753
Property additions through acquisitions	1,524	4,385
Operating Segments | Southeast Group | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	321,078	304,472	274,352
Net sales	304,451	285,302	254,986
Gross profit (loss)	57,108	34,197	10,653
Selling, general and administrative expenses	17,325	18,467	17,788
Earnings (Loss) from operations	41,396	16,435	(5,293)
Assets employed	594,967	583,369	604,044
Depreciation, depletion and amortization	30,590	31,644	31,955
Total property additions	30,588	12,155	23,326
Operating Segments | West Group | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues	1,970,165	1,675,021	1,356,283
Net sales	1,847,211	1,535,848	1,207,879
Gross profit (loss)	344,581	254,946	155,678
Selling, general and administrative expenses	71,531	66,639	50,147
Earnings (Loss) from operations	277,249	205,699	153,182
Assets employed	2,981,701	2,621,636	2,444,400
Depreciation, depletion and amortization	119,819	93,947	74,283
Total property additions	310,162	235,245	753,342
Property additions through acquisitions	132,112	35,965	632,560
Operating Segments | Cement
Segment Reporting Information [Line Items]
Total revenues	375,814	475,725	265,114
Net sales	364,445	455,382	252,911
Gross profit (loss)	120,100	103,473	52,469
Selling, general and administrative expenses	24,798	26,626	12,741
Earnings (Loss) from operations	99,362	47,821	40,751
Assets employed	1,922,317	1,939,796	2,451,799
Depreciation, depletion and amortization	44,834	53,672	30,620
Total property additions	28,633	9,599	975,063
Property additions through acquisitions			970,300
Operating Segments | Magnesia Specialties
Segment Reporting Information [Line Items]
Total revenues	257,058	245,879	256,702
Net sales	238,001	227,508	236,106
Gross profit (loss)	89,477	78,732	84,594
Selling, general and administrative expenses	9,694	9,499	9,776
Earnings (Loss) from operations	79,104	68,886	74,805
Assets employed	150,969	147,795	150,359
Depreciation, depletion and amortization	12,865	13,769	10,394
Total property additions	8,944	8,916	2,588
Intersegment revenues/ sales
Segment Reporting Information [Line Items]
Total revenues	(122,464)	(87,778)	(43,355)
Net sales	(122,464)	(87,778)	(43,355)
Corporate
Segment Reporting Information [Line Items]
Gross profit (loss)	(8,094)	(6,167)	2,083
Selling, general and administrative expenses	71,635	44,397	26,576
Earnings (Loss) from operations	(87,137)	(66,245)	(120,780)
Assets employed	244,425	360,441	273,082
Depreciation, depletion and amortization	12,850	8,862	12,200
Total property additions	$ 10,430	$ 20,561	$ 15,349